TAXATION - Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current
Allowance for doubtful debt	¥ 39,886	$ 6,113	¥ 48,568
Impairment of long-lived assets	13,467	2,064
Impairment of long-term investment	2,150	330
Accrued expense	24,986	3,829	21,139
Tax losses	171,211	26,239	146,996
Property and equipment	22,631	3,468	20,567
Intangible assets	5,765	884	3,691
Finance lease	390,925	59,912	395,555
Deferred government grant	1,357	208	1,189
Operating lease	292,210	44,783	269,468
Loss picked up on equity method investments	57,201	8,766	56,706
Valuation allowance	(170,104)	(26,070)	(158,638)
Total deferred tax assets	851,685	130,526	805,241
Non-current
Intangible assets	186,258	28,545	104,217
Property and equipment	143,873	22,050	81,424
Capitalized interest expenses	19,339	2,963	15,146
Finance lease	313,102	47,985	326,407
Operating lease	292,210	44,783	269,468
Investment in subsidiaries	10,263	1,573
Gain picked up from equity method investments	252	39	1,785
Total non-current deferred tax liabilities	965,297	147,938	798,447
Deferred tax assets	185,481	28,426	209,366
Deferred tax liabilities	299,093	45,838	202,572
Net deferred tax assets	113,612	17,412	¥ 6,794
Net deferred tax liabilities	¥ (113,612)	$ (17,412)